Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2023
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	December 31,	June 30,
	2022	2023
Cash in hand	$256	$1,095
Cash in banks	26,456,482	40,942,854
Money market fund	30,445,339	—
	$56,902,077	$40,943,949